COST OF GOODS SOLD	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 20 - COST OF GOODS SOLD

Cost of goods sold consists primarily of costs related to products sold to customers. It includes manufacturing costs and shipping costs. Cost of goods sold for the three month period ended March 31, 2015 and 2014 is $31,754 and $0, respectively.